Dividends - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 SGD ($)
Disclosure of Dividends [Abstract]
Tax exempt dividends per ordinary share	$ 73.5
Tax-exempt dividends	$ 73.5